Annual Total Returns [BarChart] - Pioneer Disciplined Value Fund - A	Dec. 31, 2021
Bar Chart Table:
2011	(1.31%)
2012	13.60%
2013	29.41%
2014	9.59%
2015	(5.77%)
2016	13.96%
2017	21.44%
2018	(13.39%)
2019	29.53%
2020	5.64%